Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Common stock, $1 par value	Capital in excess of par value	Retained earnings	Treasury stock, at cost	Accumulated other comprehensive loss	Total
Beginning balance at Dec. 31, 2016	$ 124.1	$ 852.0	$ 2,473.3	$ (1,772.0)	$ (751.9)	$ 925.5
Increase (Decrease) in Stockholders' Equity
Net income			281.8			281.8
Other comprehensive income (loss), net of tax					71.4	71.4
Repurchase of 2,222,937, 3,951,215 and 1,488,890, shares for treasury for the years ended 2019, 2018, and 2017 respectively				(129.7)		(129.7)
Issuance of 665,380, 458,506 and 960,656 shares under stock-based compensation plans		10.6	(14.4)	36.2		32.4
Contribution of 200,742, 204,823 and 230,915 shares to 401(k) Plan for the years ended 2019, 2018, and 2017, respectively			11.5	8.8		20.3
Dividends of $2.26, $2.01 and $1.76 per share for the years ended 2019, 2018, and 2017, respectively			(155.5)			(155.5)
Ending balance at Dec. 30, 2017	124.1	862.6	2,596.7	(1,856.7)	(680.5)	1,046.2
Increase (Decrease) in Stockholders' Equity
Tax accounting for intra-entity asset transfers	0.0	0.0	(13.8)	0.0	0.0	(13.8)
Ending balance at Dec. 31, 2017	124.1	862.6	2,582.9	(1,856.7)	(680.5)	1,032.4
Beginning balance at Dec. 30, 2017	124.1	862.6	2,596.7	(1,856.7)	(680.5)	1,046.2
Increase (Decrease) in Stockholders' Equity
Net income			467.4			467.4
Other comprehensive income (loss), net of tax					(1.5)	(1.5)
Repurchase of 2,222,937, 3,951,215 and 1,488,890, shares for treasury for the years ended 2019, 2018, and 2017 respectively				(392.9)		(392.9)
Issuance of 665,380, 458,506 and 960,656 shares under stock-based compensation plans		9.4	(24.1)	17.6		2.9
Contribution of 200,742, 204,823 and 230,915 shares to 401(k) Plan for the years ended 2019, 2018, and 2017, respectively			13.7	8.1		21.8
Dividends of $2.26, $2.01 and $1.76 per share for the years ended 2019, 2018, and 2017, respectively			(175.0)			(175.0)
Ending balance at Dec. 29, 2018	124.1	872.0	2,864.9	(2,223.9)	(682.0)	955.1
Increase (Decrease) in Stockholders' Equity
Net income			303.6			303.6
Other comprehensive income (loss), net of tax					333.9	333.9
Repurchase of 2,222,937, 3,951,215 and 1,488,890, shares for treasury for the years ended 2019, 2018, and 2017 respectively				(237.7)		(237.7)
Issuance of 665,380, 458,506 and 960,656 shares under stock-based compensation plans		2.0	(13.6)	28.0		16.4
Contribution of 200,742, 204,823 and 230,915 shares to 401(k) Plan for the years ended 2019, 2018, and 2017, respectively			13.9	8.5		22.4
Dividends of $2.26, $2.01 and $1.76 per share for the years ended 2019, 2018, and 2017, respectively			(189.7)			(189.7)
Ending balance at Dec. 28, 2019	$ 124.1	$ 874.0	$ 2,979.1	$ (2,425.1)	$ (348.1)	$ 1,204.0